                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02424

                         Van Kampen Emerging Growth Fund
--------------------------------------------------------------------------------

               (Exact name of registrant as specified in charter)


              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

               (Address of principal executive offices) (Zip code)


                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end:   8/31

Date of reporting period:   8/31/04

Item 1. Report to Shareholders.

The Fund's annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

       Welcome, Shareholder

       In this report, you'll learn about how your investment in Van Kampen Emerging Growth Fund performed during the annual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the fund's financial statements and a list of fund investments as of August 31, 2004.

       THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE FUND BEING OFFERED. THE PROSPECTUS CONTAINS INFORMATION ABOUT THE FUND, INCLUDING THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

       MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT A MUTUAL FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. FUNDS ARE SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT THE MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND THAT THE VALUE OF FUND SHARES MAY THEREFORE BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND.

         ---------------------------------------------------------------------------------------
            NOT FDIC INSURED             OFFER NO BANK GUARANTEE              MAY LOSE VALUE
         ---------------------------------------------------------------------------------------
                   NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY               NOT A DEPOSIT
         ---------------------------------------------------------------------------------------

Performance Summary as of 8/31/04

PERFORMANCE OF A $10,000 INVESTMENT

This chart compares your fund's performance to that of the Russell 1000 Growth Index from 8/31/1994 through 8/31/2004. Class A shares, adjusted for sales charges.
(LINE GRAPH)

                                                                 VAN KAMPEN EMERGING GROWTH
                                                                            FUND                    RUSSELL 1000 GROWTH INDEX
                                                                 --------------------------         -------------------------
8/94                                                                        9424                              10000
                                                                            9374                               9865
12/94                                                                       9280                               9937
                                                                           10043                              10883
                                                                           11294                              11952
                                                                           12985                              13037
12/95                                                                      13422                              13630
                                                                           14338                              14362
                                                                           15790                              15276
                                                                           16486                              15827
12/96                                                                      15826                              16782
                                                                           14508                              16872
                                                                           17268                              20063
                                                                           20383                              21571
12/97                                                                      19203                              21899
                                                                           22259                              25217
                                                                           23416                              26362
                                                                           20410                              23967
12/98                                                                      25872                              30375
                                                                           29674                              32306
                                                                           31338                              33549
                                                                           32670                              32320
12/99                                                                      52706                              40447
                                                                           66298                              43329
                                                                           58606                              42160
                                                                           62575                              39892
12/00                                                                      46717                              31377
                                                                           35786                              24819
                                                                           36396                              26909
                                                                           28731                              21686
12/01                                                                      31492                              24969
                                                                           29795                              24323
                                                                           25576                              19781
                                                                           21647                              16805
12/02                                                                      21029                              18007
                                                                           21148                              17814
                                                                           23917                              20363
                                                                           24482                              21160
12/03                                                                      26886                              23363
                                                                           27198                              23547
                                                                           27526                              24003
8/04                                                                       25405                              22534

                            A SHARES             B SHARES             C SHARES            D SHARES           R SHARES
                         since 10/02/70       since 4/20/92        since 7/06/93       since 10/17/00     since 10/01/02
-------------------------------------------------------------------------------------------------------------------------
                                   W/MAX                W/MAX                W/MAX
AVERAGE                            5.75%                5.00%                1.00%
ANNUAL                 W/O SALES   SALES    W/O SALES   SALES    W/O SALES   SALES       W/O SALES          W/O SALES
TOTAL RETURNS           CHARGES    CHARGE    CHARGES    CHARGE    CHARGES    CHARGE       CHARGES            CHARGES

Since Inception         14.78%     14.58%    10.88%     10.88%     8.91%      8.91%       -19.21%              6.90%

10-year                 10.43       9.77      9.91       9.91      9.59       9.59            --                 --

5-year                  -4.64      -5.77     -5.37      -5.57     -5.35      -5.35            --                 --

1-year                   0.18      -5.59     -0.57      -5.55     -0.59      -1.59          0.41              -0.06
-------------------------------------------------------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT VANKAMPEN.COM OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

The returns shown in this report do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance of share classes will vary due to differences in sales charges and expenses. Average annual total return with sales charges includes payment of the maximum sales charge of 5.75 percent for Class A shares, a contingent deferred sales charge of 5.00 percent for Class B shares (in year one and declining to zero after year five), a contingent deferred sales charge of 1.00 percent for Class C shares in year one, and combined Rule 12b-1 fees and service fees of up to 0.25 percent for Class A shares and 1.00 percent for Class B and C shares. The since inception and 10-year returns for Class B shares reflect the conversion of Class B shares into Class A shares six years after purchase. The since inception returns for Class C shares reflect the conversion of Class C shares into Class A shares ten years after purchase. See footnote 3 in the Notes to Financial Statements for additional information. Class D and R Shares are available for purchase exclusively by investors of tax-exempt retirement plans. Class D shares include Profit Sharing, 401(k), money purchase pension and defined benefit plans of Morgan Stanley DW Inc. (Morgan Stanley) or any of its subsidiaries for the benefit of certain employees of Morgan Stanley and its subsidiaries and are offered without any sales charges on purchases or sales and does not include combined 12b-1 fees and service fees. Class R shares include 401(k) plans, 457 plans, defined benefit plans, profit sharing and money purchase pension plans, non-qualified deferred compensation plans, and employer-sponsored 403(b) plans. Class R shares are offered without any sales charges on purchases or sales. The combined Rule 12b-1 fees and service fees for Class R shares are up to 0.50 percent. Figures shown above assume reinvestment of all dividends and capital gains.

The Russell 1000 Growth Index is generally representative of the U.S. market for large-capitalization stocks. It contains securities that growth managers typically select from the Russell 1000 Index. The index does not include any expenses, fees or sales charges, which would lower performance. The index is unmanaged and should not be considered an investment. Source for index performance: Lipper Inc.

Fund Report

FOR THE 12-MONTH PERIOD ENDED AUGUST 31, 2004

Van Kampen Emerging Growth Fund is managed by the Adviser's Multi-Cap Growth team.(1) Current members include Gary Lewis, Managing Director of the Adviser; Dudley Brickhouse, Janet Luby, and David Walker, Executive Directors of the Adviser; Matthew Hart, Vice President of the Adviser; and Scott Miller, Senior Associate of the Adviser.

MARKET CONDITIONS

The fund's fiscal year saw a considerable sentiment shift in the stock market. For most of 2003, evidence of a stronger economy, tax refunds in consumers' wallets, relatively benign energy prices, and an accommodative Federal Reserve (the Fed) policy buoyed investors' optimism that a recovery was well on its way. This enabled growth stocks--the fund's mainstay--to outperform the broad market, reversing a three-year trend.

However, in January, the Fed began to hint it would raise interest rates. Uncertainty ruled the market as investors feared the Fed would have to raise rates aggressively to keep inflation in check. (The Fed did increase its federal funds rate a quarter point on June 30, 2004, as a "preventative" measure.) Although some positive trends in the overall economy, such as improving employment and stronger capital spending, pointed to a more bullish outlook, these positive data points were often overshadowed by other variables. Geopolitical tensions and terrorism, the effect of sustained high energy prices on the consumer, and the potential for an administration change in Washington continued to overhang the stock market for the remainder of the reporting period.

Many "big picture" uncertainties, coupled with disappointing earnings reports in the July 2004 corporate reporting period, contributed to a challenging environment for growth investors. Technology companies set the stage for a volatile and rotational market: many companies across the board either failed to meet analysts' expectations for that quarter or did not give earnings guidance for upcoming reporting periods that met or exceeded expectations, driving valuations and stock prices lower.

(1)Team members may change at any time without notice.
 2

PERFORMANCE ANALYSIS

The fund returned 0.18 percent (Class A shares unadjusted for sales charge) during the 12-month period. The Russell 1000 Growth Index returned 5.36 percent for the same period.

We attribute the fund's underperformance relative to its benchmark to the following factors: a) the fund's overweighted position in consumer-discretionary stocks and underweighted position in health-care (primarily large pharmaceutical) companies; and b) the highly rotational and variable nature of the market environment, in which we saw significant stock-price movement unrelated to the underlying business fundamentals of the companies owned by the fund.

In addition, individual portfolio holdings disappointed. Gilead Sciences fell short of its earnings expectations in October, driven by an unexpected inventory correction. We sold the stock from the fund at the time. (Subsequently, in the summer, we bought it back in the fund's portfolio, in anticipation of the upcoming launch of the company's newest AIDS drug. We also regained confidence in the inventory controls the company implemented.) The fund was also hindered by Guidant Corp. The company's development in the high growth and innovative drug-eluting stent market hit a manufacturing snag, which looked to delay the company's entrance into this market and caused downward earnings revision; we eliminated the position on this news. A position in Flextronics hurt the fund as demand for its electronics-manufacturing services slowed against a backdrop of softening demand from its electronics and wireless equipment customers. Secondary-education provider Career Education suffered under the negative headlines generated by regulatory scrutiny around allegations that the company falsified documents and reported inflated enrollment of students in its facilities; this drove our decision to eliminate the stock.

On the positive side, the fund benefited the most from an overweighted position in energy, as well as individual stock holdings in the consumer sector. Energy stocks as a group benefited from the favorable conditions created by tight supply and high demand, as well as the lofty commodity price of oil.

The fund's best performers continued to be Yahoo! and eBay, both classified in the consumer sector. Both dot-com survivors have executed their business plans well and have expanded their user bases and product lines. Both have become entrenched not only in the United States but also abroad. Moreover, both

TOTAL RETURN FOR THE 12-MONTH PERIOD ENDING AUGUST 31, 2004

-----------------------------------------------------------------------------
                                                        RUSSELL 1000(R)
      CLASS A   CLASS B   CLASS C   CLASS D   CLASS R    GROWTH INDEX

       0.18%    -0.57%    -0.59%     0.41%    -0.06%         5.36%
-----------------------------------------------------------------------------

The performance for the five share classes varies because each has different expenses. The fund's total return figures assume the reinvestment of all distributions, but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. Past performance is no guarantee of future results. See Performance Summary for standardized performance information and index definitions.

companies' business models have generated impressive financial results over the years, and the companies' high-growth prospects, attractive competitive positioning, and ability to execute continue to qualify the stocks for investment.

Elsewhere in the consumer sector, International Game Technology also boosted the fund's return over the period. A leading slot-machine manufacturer, the company has benefited from the gaming industry's conversion cycle of replacing older slots with the cashless, paper-ticket slots. In addition, more states and jurisdictions have legalized gaming each year, which has also provided an attractive backdrop for the stock. Toward the end of the period, the company's growth expectations were revised downward due to an expected slowdown in the replacement cycle which caused us to decide to eliminate the position.

Other stocks that boosted the fund's return included Symantec, a security software developer, and communications-equipment designer Qualcomm. Symantec continued to be one of the best in its space, with strong demand for its products driven by the ever-expanding threat of cyber-terrorism. The company continues to execute well and exceed earnings expectations. Qualcomm makes code division multiple access (CDMA) chips for wireless phones, for which Qualcomm receives a royalty for every phone sold. The company is also involved in producing chips for the next-generation wireless networks, which we believe is likely to continue to drive the growth rate of the company.

At the close of the period, we remain cautiously optimistic. We are buoyed by a still generally positive outlook for corporate profits and economic expansion, and believe the upcoming election results and a better sense of the Fed's trajectory for raising interest rates may help ease uncertainty in the marketplace. However, high energy prices continue to concern us, particularly as they affect the behavior and spending patterns of the consumer. We saw some evidence of this in the August same-store sales results, as consumers worked to absorb the "tax" of high gas prices coupled with increasing health-care expenses and a lack of tax relief as seen in 2003. In addition, corporate spending also seemed to pause toward the end of the period, as detailed in technology companies' mid-quarter reviews. Companies, like consumers, also must absorb high energy costs and have been reluctant to spend given the above-mentioned uncertainties. Nonetheless, we are encouraged by the high level of cash on corporate balance sheets, as we believe the companies will deploy this cash by spending more as confidence grows and by initiating and expanding programs to enhance shareholder value, such as increasing dividends and buying back shares.

We believe as uncertainties dissipate and investors gain confidence, the market can stabilize and be less rotational and short-term oriented. Despite the challenging backdrop to our style, we remain true to our investment discipline. We seek companies that show accelerating growth or more growth than the overall economy, and have rising earnings expectations or rising valuations.

There is no guarantee the securities mentioned will continue to perform well or be held by the fund in the future.

TOP 10 HOLDINGS AS OF 8/31/04
Microsoft Corp                                                        2.7%
Exxon Mobil Corp                                                      2.6
Johnson & Johnson                                                     2.4
Procter & Gamble Co                                                   2.3
Pfizer, Inc                                                           1.9
Tyco International, Ltd                                               1.8
Dell, Inc                                                             1.7
Boeing Co                                                             1.7
QUALCOMM, Inc                                                         1.5
Bank of America Corp                                                  1.5
SUMMARY OF INVESTMENTS BY INDUSTRY CLASSIFICATION AS OF 8/31/04
Pharmaceuticals                                                       8.8%
Aerospace & Defense                                                   5.1
Systems Software                                                      5.0
Communications Equipment                                              4.2
Integrated Oil & Gas                                                  3.9
Computer Hardware                                                     3.9
Health Care Equipment                                                 3.8
Biotechnology                                                         3.6
Industrial Conglomerates                                              3.4
Household Products                                                    3.1
Managed Health Care                                                   2.9
Industrial Machinery                                                  2.8
Diversified Banks                                                     2.2
Semiconductors                                                        2.2
Oil & Gas Equipment & Services                                        2.0
Consumer Finance                                                      2.0
Personal Products                                                     1.9
Department Stores                                                     1.8
Hotels                                                                1.6
Application Software                                                  1.5
Thrifts & Mortgage Finance                                            1.4
Movies & Entertainment                                                1.4
Specialty Stores                                                      1.4
Packaged Foods                                                        1.2
Internet Retail                                                       1.2
Internet Software & Services                                          1.2
Computer Storage & Peripherals                                        1.1
Home Improvement Retail                                               1.0
Restaurants                                                           1.0
Integrated Telecommunication Services                                 1.0
Footwear                                                              0.9
Air Freight & Couriers                                                0.9
Multi-line Insurance                                                  0.8
Home Entertainment Software                                           0.8
Oil & Gas Exploration & Production                                    0.7
Diversified Chemicals                                                 0.7
Health Care Services                                                  0.7
Hypermarkets & Super Centers                                          0.7
Casinos & Gaming                                                      0.7
Consumer Electronics                                                  0.6

                                                 (continued on next page)

SUMMARY OF INVESTMENTS BY INDUSTRY CLASSIFICATION AS OF 8/31/04
                                           (continued from previous page)
Diversified Commercial Services                                       0.6%
Fertilizers & Agricultural Chemicals                                  0.6
Household Appliances                                                  0.6
Office Electronics                                                    0.6
Apparel & Accessories                                                 0.5
Advertising                                                           0.5
Soft Drinks                                                           0.5
Building Products                                                     0.5
Data Processing & Outsourcing Services                                0.5
Trading Companies & Distributors                                      0.5
Steel                                                                 0.5
Property & Casualty                                                   0.5
Investment Banking & Brokerage                                        0.5
Homebuilding                                                          0.5
Electrical Components & Equipment                                     0.5
Health Care Supplies                                                  0.5
Railroads                                                             0.5
Electronic Manufacturing Services                                     0.4
Broadcasting & Cable TV                                               0.4
Motorcycle Manufacturers                                              0.3
                                                                    -----
Total Long-Term Investments                                          95.1%
Short-Term Investments                                                5.2
Liabilities in Excess of Other Assets                                -0.3
                                                                    -----
Total Net Assets                                                    100.0%

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned or securities in the industries shown above. All percentages are as a percentage of net assets. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

       Each Van Kampen fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semiannual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Van Kampen also delivers the semiannual and annual reports to fund shareholders, and makes these reports available on its public web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public web site, each fund files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

       In addition to filing a complete schedule of portfolio holdings with the SEC each fiscal quarter, each Van Kampen fund makes portfolio holdings information available by periodically providing the information on its public web site, www.vankampen.com. Each Van Kampen fund provides a complete schedule of portfolio holdings on the public web site on a calendar-quarter basis approximately 30 days after the close of the calendar quarter. Furthermore, each Van Kampen open-end fund provides partial lists of its portfolio holdings (such as top 10 or top 15 fund holdings) to the public web site each month with a delay of approximately 15 days.

       You may obtain copies of a fund's fiscal quarter filings, or its monthly or calendar-quarter web site postings, by contacting Van Kampen Client Relations at 1-800-847-2424.

HOUSEHOLDING NOTICE

       To reduce fund expenses, the fund attempts to eliminate duplicate mailings to the same address. The fund delivers a single copy of certain shareholder documents to investors who share an address, even if the accounts are registered under different names. The fund's prospectuses and shareholder reports (including annual privacy notices) will be delivered to you in this manner indefinitely unless you instruct us otherwise. You can request multiple copies of these documents by either calling 1-800-341-2911 or writing to Van Kampen Investor Services at 1 Parkview Plaza, P.O. Box 5555, Oakbrook Terrace, IL 60181. Once Investor Services has received your instructions, we will begin sending individual copies for each account within 30 days.

PROXY VOTING POLICIES AND PROCEDURES AND PROXY VOTING RECORD

       The fund's policies and procedures with respect to the voting of proxies relating to the fund's portfolio securities and information on how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling 1-800-847-2424 or by visiting our web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission's web site at http://www.sec.gov.

Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing cost (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 3/1/04 - 8/31/04.

ACTUAL EXPENSE

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different funds that have transactional costs, such as sales charges (loads), and redemption fees, or exchange fees.

                                               BEGINNING         ENDING          EXPENSES PAID
                                             ACCOUNT VALUE    ACCOUNT VALUE     DURING PERIOD*
                                             ---------------------------------------------------
                                                3/1/04           8/31/04        3/1/04-8/31/04
Class A
  Actual...................................    $1,000.00        $  924.20            $5.13
  Hypothetical.............................     1,000.00         1,019.84             5.38
  (5% annual return before expenses)
Class B
  Actual...................................     1,000.00           920.76             8.84
  Hypothetical.............................     1,000.00         1,015.94             9.27
  (5% annual return before expenses)
Class C
  Actual...................................     1,000.00           920.92             8.79
  Hypothetical.............................     1,000.00         1,015.94             9.22
  (5% annual return before expenses)
Class D
  Actual...................................     1,000.00           925.37             3.92
  Hypothetical.............................     1,000.00          1021.04             4.11
  (5% annual return before expenses)
Class R
  Actual...................................     1,000.00           925.37             6.39
  Hypothetical.............................     1,000.00          1018.54             6.70
  (5% annual return before expenses)

* Expenses are equal to the Fund's annualized expense ratio of 1.06%, 1.83%, 1.82%, 0.81% and 1.32% for Class A, B, C, D and R Shares, respectively, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Assumes all dividends and distributions were reinvested.

VAN KAMPEN EMERGING GROWTH FUND

PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2004

                                                              NUMBER OF
DESCRIPTION                                                     SHARES         VALUE
-----------------------------------------------------------------------------------------
COMMON STOCKS  95.1%
ADVERTISING  0.5%
Lamar Advertising Co., Class A (a)..........................    750,000    $   32,767,500
                                                                           --------------

AEROSPACE & DEFENSE  5.1%
Boeing Co. .................................................  2,000,000       104,440,000
General Dynamics Corp. .....................................    500,000        48,820,000
L-3 Communications Holdings, Inc. ..........................    500,000        31,320,000
Lockheed Martin Corp. ......................................  1,250,000        67,225,000
United Technologies Corp. ..................................    650,000        61,041,500
                                                                           --------------
                                                                              312,846,500
                                                                           --------------
AIR FREIGHT & COURIERS  0.9%
FedEx Corp. ................................................    650,000        53,293,500
                                                                           --------------

APPAREL & ACCESSORIES  0.5%
Coach, Inc. (a).............................................    800,000        33,720,000
                                                                           --------------

APPLICATION SOFTWARE  1.5%
Autodesk, Inc. .............................................  1,500,000        66,615,000
SAP AG--ADR (Germany).......................................    700,000        25,522,000
                                                                           --------------
                                                                               92,137,000
                                                                           --------------
BIOTECHNOLOGY  3.6%
Amgen, Inc. (a).............................................  1,100,000        65,219,000
Biogen, Inc. (a)............................................  1,000,000        59,330,000
Celgene Corp. (a)...........................................    500,000        28,375,000
Gilead Sciences, Inc. (a)...................................  1,000,000        69,130,000
                                                                           --------------
                                                                              222,054,000
                                                                           --------------
BROADCASTING & CABLE TV  0.4%
XM Satellite Radio Holdings, Inc., Class A (a)..............  1,000,000        27,470,000
                                                                           --------------

BUILDING PRODUCTS  0.5%
Masco Corp. ................................................  1,000,000        32,130,000
                                                                           --------------

CASINOS & GAMING  0.7%
Mandalay Resort Group.......................................    600,000        40,704,000
                                                                           --------------

COMMUNICATIONS EQUIPMENT  4.2%
Avaya, Inc. (a).............................................  1,000,000        12,120,000
Cisco Systems, Inc. (a).....................................  2,500,000        46,900,000
Corning, Inc. (a)...........................................  4,000,000        40,480,000
Motorola, Inc. .............................................  4,000,000        64,600,000
QUALCOMM, Inc. .............................................  2,500,000        95,125,000
                                                                           --------------
                                                                              259,225,000
                                                                           --------------

 10                                            See Notes to Financial Statements

VAN KAMPEN EMERGING GROWTH FUND

PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2004 continued

                                                              NUMBER OF
DESCRIPTION                                                     SHARES         VALUE
-----------------------------------------------------------------------------------------
COMPUTER HARDWARE  3.9%
Apple Computer, Inc. (a)....................................  2,000,000    $   68,980,000
Dell, Inc. (a)..............................................  3,000,000       104,520,000
Research in Motion, Ltd. (Canada) (a).......................  1,100,000        66,242,000
                                                                           --------------
                                                                              239,742,000
                                                                           --------------
COMPUTER STORAGE & PERIPHERALS  1.1%
Lexmark International, Inc., Class A (a)....................    750,000        66,337,500
                                                                           --------------

CONSUMER ELECTRONICS  0.6%
Harman International Industries, Inc. ......................    400,000        38,676,000
                                                                           --------------

CONSUMER FINANCE  2.0%
American Express Co. .......................................  1,250,000        62,525,000
Capital One Financial Corp. ................................    500,000        33,880,000
MBNA Corp. .................................................  1,000,000        24,140,000
                                                                           --------------
                                                                              120,545,000
                                                                           --------------
DATA PROCESSING & OUTSOURCING SERVICES  0.5%
Automatic Data Processing, Inc. ............................    800,000        31,816,000
                                                                           --------------

DEPARTMENT STORES  1.8%
J.C. Penney Co., Inc. ......................................  2,000,000        76,640,000
Nordstrom, Inc. ............................................  1,000,000        37,130,000
                                                                           --------------
                                                                              113,770,000
                                                                           --------------
DIVERSIFIED BANKS  2.2%
Bank of America Corp. ......................................  2,000,000        89,960,000
Wachovia Corp. .............................................  1,000,000        46,910,000
                                                                           --------------
                                                                              136,870,000
                                                                           --------------
DIVERSIFIED CHEMICALS  0.7%
Dow Chemical Co. ...........................................  1,000,000        42,810,000
                                                                           --------------

DIVERSIFIED COMMERCIAL SERVICES  0.6%
Cendant Corp. ..............................................  1,750,000        37,852,500
                                                                           --------------

ELECTRICAL COMPONENTS & EQUIPMENT  0.5%
Rockwell Automation, Inc. ..................................    750,000        29,250,000
                                                                           --------------

ELECTRONIC MANUFACTURING SERVICES  0.4%
Flextronics International, Ltd. (Singapore) (a).............  2,250,000        27,922,500
                                                                           --------------

FERTILIZERS & AGRICULTURAL CHEMICALS  0.6%
Monsanto Co. ...............................................  1,000,000        36,600,000
                                                                           --------------

FOOTWEAR  0.9%
Nike, Inc., Class B.........................................    750,000        56,482,500
                                                                           --------------

See Notes to Financial Statements                                             11

VAN KAMPEN EMERGING GROWTH FUND

PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2004 continued

                                                              NUMBER OF
DESCRIPTION                                                     SHARES         VALUE
-----------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT  3.8%
Becton, Dickinson & Co. ....................................    750,000    $   36,090,000
Biomet, Inc. ...............................................  1,250,000        57,062,500
Boston Scientific Corp. (a).................................    750,000        26,797,500
C.R. Bard, Inc. ............................................    600,000        33,660,000
St. Jude Medical, Inc. (a)..................................    500,000        33,625,000
Zimmer Holdings, Inc. (a)...................................    650,000        46,345,000
                                                                           --------------
                                                                              233,580,000
                                                                           --------------
HEALTH CARE SERVICES  0.7%
Quest Diagnostics, Inc. ....................................    500,000        42,800,000
                                                                           --------------

HEALTH CARE SUPPLIES  0.5%
Fisher Scientific International, Inc. (a)...................    500,000        28,485,000
                                                                           --------------

HOME ENTERTAINMENT SOFTWARE  0.8%
Electronic Arts, Inc. (a)...................................  1,000,000        49,780,000
                                                                           --------------

HOME IMPROVEMENT RETAIL  1.0%
Home Depot, Inc. ...........................................  1,750,000        63,980,000
                                                                           --------------

HOMEBUILDING  0.5%
Pulte Homes, Inc. ..........................................    500,000        29,475,000
                                                                           --------------

HOTELS  1.6%
Carnival Corp. .............................................    750,000        34,342,500
Starwood Hotels & Resorts Worldwide, Inc. ..................  1,500,000        66,300,000
                                                                           --------------
                                                                              100,642,500
                                                                           --------------
HOUSEHOLD APPLIANCES  0.6%
Black & Decker Corp. .......................................    500,000        34,465,000
                                                                           --------------

HOUSEHOLD PRODUCTS  3.1%
Kimberly-Clark Corp. .......................................    750,000        50,025,000
Procter & Gamble Co. .......................................  2,500,000       139,925,000
                                                                           --------------
                                                                              189,950,000
                                                                           --------------
HYPERMARKETS & SUPER CENTERS  0.7%
Costco Wholesale Corp. .....................................  1,000,000        41,170,000
                                                                           --------------

INDUSTRIAL CONGLOMERATES  3.4%
General Electric Co. .......................................  2,000,000        65,580,000
Textron, Inc. ..............................................    500,000        31,745,000
Tyco International, Ltd. (Bermuda)..........................  3,500,000       109,620,000
                                                                           --------------
                                                                              206,945,000
                                                                           --------------
INDUSTRIAL MACHINERY  2.8%
Danaher Corp. ..............................................  1,300,000        66,846,000
Eaton Corp. ................................................    750,000        45,262,500
Illinois Tool Works, Inc. ..................................    650,000        59,338,500
                                                                           --------------
                                                                              171,447,000
                                                                           --------------

 12                                            See Notes to Financial Statements

VAN KAMPEN EMERGING GROWTH FUND

PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2004 continued

                                                              NUMBER OF
DESCRIPTION                                                     SHARES         VALUE
-----------------------------------------------------------------------------------------
INTEGRATED OIL & GAS  3.9%
Amerada Hess Corp. .........................................    500,000    $   40,250,000
Exxon Mobil Corp. ..........................................  3,500,000       161,350,000
Occidental Petroleum Corp. .................................    750,000        38,737,500
                                                                           --------------
                                                                              240,337,500
                                                                           --------------
INTEGRATED TELECOMMUNICATION SERVICES  1.0%
Verizon Communications, Inc. ...............................  1,500,000        58,875,000
                                                                           --------------

INTERNET RETAIL  1.2%
eBay, Inc. (a)..............................................    850,000        73,559,000
                                                                           --------------

INTERNET SOFTWARE & SERVICES  1.2%
Yahoo!, Inc. (a)............................................  2,500,000        71,275,000
                                                                           --------------

INVESTMENT BANKING & BROKERAGE  0.5%
Bear Stearns Co., Inc. .....................................    350,000        30,772,000
                                                                           --------------

MANAGED HEALTH CARE  2.9%
Aetna, Inc. ................................................    500,000        46,325,000
Anthem, Inc. (a)............................................    500,000        40,620,000
Coventry Health Care, Inc. (a)..............................    500,000        25,390,000
UnitedHealth Group, Inc. ...................................  1,000,000        66,130,000
                                                                           --------------
                                                                              178,465,000
                                                                           --------------
MOTORCYCLE MANUFACTURERS  0.3%
Harley-Davidson, Inc. ......................................    350,000        21,357,000
                                                                           --------------

MOVIES & ENTERTAINMENT  1.4%
News Corp., Ltd.--ADR (Australia)...........................  1,000,000        31,250,000
Time Warner, Inc. (a).......................................  3,500,000        57,225,000
                                                                           --------------
                                                                               88,475,000
                                                                           --------------
MULTI-LINE INSURANCE  0.8%
American International Group, Inc. .........................    700,000        49,868,000
                                                                           --------------

OFFICE ELECTRONICS  0.6%
Zebra Technologies Corp., Class A (a).......................    600,000        34,290,000
                                                                           --------------

OIL & GAS EQUIPMENT & SERVICES  2.0%
Baker Hughes, Inc. .........................................    750,000        29,497,500
BJ Services Co. ............................................    750,000        36,037,500
Smith International, Inc. (a)...............................  1,000,000        56,980,000
                                                                           --------------
                                                                              122,515,000
                                                                           --------------
OIL & GAS EXPLORATION & PRODUCTION  0.7%
Burlington Resources, Inc. .................................  1,250,000        45,287,500
                                                                           --------------

See Notes to Financial Statements                                             13

VAN KAMPEN EMERGING GROWTH FUND

PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2004 continued

                                                              NUMBER OF
DESCRIPTION                                                     SHARES         VALUE
-----------------------------------------------------------------------------------------
PACKAGED FOODS  1.2%
Hershey Foods Corp. ........................................    700,000    $   33,796,000
Kellogg Co. ................................................  1,000,000        41,980,000
                                                                           --------------
                                                                               75,776,000
                                                                           --------------
PERSONAL PRODUCTS  1.9%
Avon Products, Inc. ........................................  1,500,000        66,270,000
Gillette Co. ...............................................  1,250,000        53,125,000
                                                                           --------------
                                                                              119,395,000
                                                                           --------------
PHARMACEUTICALS  8.8%
Elan Corp.--ADR (Ireland) (a)...............................  1,000,000        22,630,000
Eli Lilly & Co. ............................................    500,000        31,725,000
Eon Labs, Inc. (a)..........................................    750,000        18,870,000
Johnson & Johnson...........................................  2,500,000       145,250,000
Novartis AG--ADR (Switzerland)..............................  1,400,000        65,030,000
Pfizer, Inc. ...............................................  3,500,000       114,345,000
Roche Holdings, Ltd.--ADR (Switzerland).....................    650,000        62,921,430
Sepracor, Inc. (a)..........................................  1,000,000        49,610,000
Teva Pharmaceutical Industries, Ltd.--ADR (Israel)..........  1,100,000        29,975,000
                                                                           --------------
                                                                              540,356,430
                                                                           --------------
PROPERTY & CASUALTY  0.5%
Safeco Corp. ...............................................    650,000        31,310,500
                                                                           --------------

RAILROADS  0.5%
Norfolk Southern Corp. .....................................  1,000,000        28,400,000
                                                                           --------------

RESTAURANTS  1.0%
Starbucks Corp. (a).........................................  1,400,000        60,536,000
                                                                           --------------

SEMICONDUCTORS  2.2%
Broadcom Corp., Class A (a).................................  2,000,000        54,280,000
Intel Corp. ................................................  1,000,000        21,290,000
Marvell Technology Group Ltd. (Bermuda) (a).................  1,500,000        34,680,000
Microchip Technology, Inc. .................................    900,000        23,751,000
                                                                           --------------
                                                                              134,001,000
                                                                           --------------
SOFT DRINKS  0.5%
PepsiCo, Inc. ..............................................    650,000        32,500,000
                                                                           --------------

SPECIALTY STORES  1.4%
PETsMART, Inc. .............................................  1,000,000        28,060,000
Staples, Inc. ..............................................  2,000,000        57,360,000
                                                                           --------------
                                                                               85,420,000
                                                                           --------------
STEEL  0.5%
Nucor Corp. ................................................    400,000        31,316,000
                                                                           --------------

 14                                            See Notes to Financial Statements

VAN KAMPEN EMERGING GROWTH FUND

PORTFOLIO OF INVESTMENTS -- AUGUST 31, 2004 continued

                                                              NUMBER OF
DESCRIPTION                                                     SHARES         VALUE
-----------------------------------------------------------------------------------------
SYSTEMS SOFTWARE  5.0%
Adobe Systems, Inc. ........................................  1,250,000    $   57,337,500
Microsoft Corp. ............................................  6,000,000       163,800,000
Symantec Corp. (a)..........................................  1,750,000        83,930,000
                                                                           --------------
                                                                              305,067,500
                                                                           --------------
THRIFTS & MORTGAGE FINANCE  1.4%
Countrywide Financial Corp. ................................  1,050,000        37,327,500
MGIC Investment Corp. ......................................    750,000        51,202,500
                                                                           --------------
                                                                               88,530,000
                                                                           --------------
TRADING COMPANIES & DISTRIBUTORS  0.5%
Fastenal Co. ...............................................    500,000        31,390,000
                                                                           --------------

TOTAL LONG-TERM INVESTMENTS  95.1%
    (Cost $5,425,821,992)...............................................    5,856,815,430

REPURCHASE AGREEMENT  5.2%
Bank of America Securities LLC ($320,016,000 par collateralized by U.S.
  Government obligations in a pooled cash account, interest rate of
  1.53%, dated 08/31/04, to be sold on 09/01/04 at $320,029,601)
  (Cost $320,016,000) ..................................................      320,016,000
                                                                           --------------

TOTAL INVESTMENTS 100.3%
  (Cost $5,745,837,992).................................................    6,176,831,430
LIABILITIES IN EXCESS OF OTHER ASSETS (0.3%)............................      (20,594,750)
                                                                           --------------

NET ASSETS 100.0%.......................................................   $6,156,236,680
                                                                           ==============

    Percentages are calculated as a percentage of net assets.

(a) Non-income producing security as this stock currently does not declare dividends.

ADR--American Depositary Receipt

See Notes to Financial Statements                                             15

VAN KAMPEN EMERGING GROWTH FUND

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
August 31, 2004

ASSETS:
Total Investments (Cost $5,745,837,992).....................  $ 6,176,831,430
Receivables:
  Investments Sold..........................................       43,843,120
  Dividends.................................................        6,061,615
  Fund Shares Sold..........................................        3,407,503
  Interest..................................................           13,601
Other.......................................................          594,338
                                                              ---------------
    Total Assets............................................    6,230,751,607
                                                              ---------------
LIABILITIES:
Payables:
  Investments Purchased.....................................       51,712,298
  Fund Shares Repurchased...................................       11,028,453
  Distributor and Affiliates................................        7,080,037
  Investment Advisory Fee...................................        2,294,910
  Custodian Bank............................................          276,473
Accrued Expenses............................................        1,565,649
Trustees' Deferred Compensation and Retirement Plans........          557,107
                                                              ---------------
    Total Liabilities.......................................       74,514,927
                                                              ---------------
NET ASSETS..................................................  $ 6,156,236,680
                                                              ===============
NET ASSETS CONSIST OF:
Capital (Par value of $.01 per share with an unlimited
  number of shares authorized)..............................  $12,111,400,596
Net Unrealized Appreciation.................................      430,993,438
Accumulated Net Investment Loss.............................         (576,259)
Accumulated Net Realized Loss...............................   (6,385,581,095)
                                                              ---------------
NET ASSETS..................................................  $ 6,156,236,680
                                                              ===============
NET ASSET VALUE PER COMMON SHARE:
  Class A Shares:
    Net asset value and redemption price per share (Based on
    net assets of $3,663,882,296 and 107,309,385 shares of
    beneficial interest issued and outstanding).............  $         34.14
    Maximum sales charge (5.75%* of offering price).........             2.08
                                                              ---------------
    Maximum offering price to public........................  $         36.22
                                                              ===============
  Class B Shares:
    Net asset value and offering price per share (Based on
    net assets of $2,010,437,443 and 68,379,630 shares of
    beneficial interest issued and outstanding).............  $         29.40
                                                              ===============
  Class C Shares:
    Net asset value and offering price per share (Based on
    net assets of $430,163,702 and 14,263,532 shares of
    beneficial interest issued and outstanding).............  $         30.16
                                                              ===============
  Class D Shares:
    Net asset value and offering price per share (Based on
    net assets of $31,763,787 and 921,383 shares of
    beneficial interest issued and outstanding).............  $         34.47
                                                              ===============
  Class R Shares:
    Net asset value and offering price per share (Based on
    net assets of $19,989,452 and 587,645 shares of
    beneficial interest issued and outstanding).............  $         34.02
                                                              ===============

*   On sales of $50,000 or more, the sales charge will be reduced.

 16                                            See Notes to Financial Statements

VAN KAMPEN EMERGING GROWTH FUND

FINANCIAL STATEMENTS continued

Statement of Operations
For the Year Ended August 31, 2004

INVESTMENT INCOME:
Dividends (Net of foreign withholding taxes of $309,883)....  $    40,437,853
Interest....................................................        3,269,586
                                                              ---------------
    Total Income............................................       43,707,439
                                                              ---------------
EXPENSES:
Distribution (12b-1) and Service Fees (Attributed to Classes
  A, B, C, D and R of $10,121,917, $23,169,425, $5,296,752,
  $0 and $96,834, respectively).............................       38,684,928
Investment Advisory Fee.....................................       31,092,281
Shareholder Services........................................       24,925,097
Custody.....................................................          487,639
Legal.......................................................          230,957
Trustees' Fees and Related Expenses.........................           62,711
Other.......................................................        2,572,548
                                                              ---------------
    Total Expenses..........................................       98,056,161
    Less Credits Earned on Cash Balances....................           34,439
                                                              ---------------
    Net Expenses............................................       98,021,722
                                                              ---------------
NET INVESTMENT LOSS.........................................  $   (54,314,283)
                                                              ===============
REALIZED AND UNREALIZED GAIN/LOSS:
Net Realized Gain...........................................  $ 1,183,108,779
                                                              ---------------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................    1,520,315,580
  End of the Period.........................................      430,993,438
                                                              ---------------
Net Unrealized Depreciation During the Period...............   (1,089,322,142)
                                                              ---------------
NET REALIZED AND UNREALIZED GAIN............................  $    93,786,637
                                                              ===============
NET INCREASE IN NET ASSETS FROM OPERATIONS..................  $    39,472,354
                                                              ===============

See Notes to Financial Statements                                             17

VAN KAMPEN EMERGING GROWTH FUND

FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets

                                                               FOR THE           FOR THE
                                                             YEAR ENDED        YEAR ENDED
                                                           AUGUST 31, 2004   AUGUST 31, 2003
                                                           ---------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Loss......................................  $   (54,314,283)  $   (61,541,081)
Net Realized Gain/Loss...................................    1,183,108,779      (907,033,099)
Net Unrealized Appreciation/Depreciation During the
  Period.................................................   (1,089,322,142)    1,564,806,310
                                                           ---------------   ---------------

NET CHANGE IN NET ASSETS FROM INVESTMENT ACTIVITIES......       39,472,354       596,232,130
                                                           ---------------   ---------------

FROM CAPITAL TRANSACTIONS:
Proceeds from Shares Sold................................      910,766,850     1,058,461,118
Cost of Shares Repurchased...............................   (1,967,564,917)   (1,845,414,527)
                                                           ---------------   ---------------
NET CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS.......   (1,056,798,067)     (786,953,409)
                                                           ---------------   ---------------
TOTAL DECREASE IN NET ASSETS.............................   (1,017,325,713)     (190,721,279)
NET ASSETS:
Beginning of the Period..................................    7,173,562,393     7,364,283,672
                                                           ---------------   ---------------
End of the Period (Including accumulated net investment
  loss of $576,259 and $592,789, respectively)...........  $ 6,156,236,680   $ 7,173,562,393
                                                           ===============   ===============

 18                                            See Notes to Financial Statements

VAN KAMPEN EMERGING GROWTH FUND

FINANCIAL HIGHLIGHTS

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                        YEAR ENDED AUGUST 31,
CLASS A SHARES                    -----------------------------------------------------------------
                                    2004          2003          2002          2001          2000
                                  -----------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
  THE PERIOD....................  $  34.08      $  30.96      $  43.18      $ 109.19      $   60.00
                                  --------      --------      --------      --------      ---------
  Net Investment Income/Loss....      (.16)(a)      (.18)(a)      (.17)(a)       .03(a)        (.32)(a)
  Net Realized and Unrealized
    Gain/Loss...................       .22          3.30        (12.05)       (51.18)         58.81
                                  --------      --------      --------      --------      ---------
Total from Investment
  Operations....................       .06          3.12        (12.22)       (51.15)         58.49
Less Distributions from Net
  Realized Gain.................       -0-           -0-           -0-         14.86           9.30
                                  --------      --------      --------      --------      ---------
NET ASSET VALUE, END OF THE
  PERIOD........................  $  34.14      $  34.08      $  30.96      $  43.18      $  109.19
                                  ========      ========      ========      ========      =========

Total Return (b)................     0.18%        10.08%       -28.30%       -51.22%        104.41%
Net Assets at End of the Period
  (In millions).................  $3,663.9      $4,222.8      $4,310.2      $6,251.4      $11,527.6
Ratio of Expenses to Average Net
  Assets........................     1.08%         1.15%         1.06%          .93%           .87%
Ratio of Net Investment
  Income/Loss to Average Net
  Assets........................     (.46%)        (.61%)        (.44%)         .04%          (.35%)
Portfolio Turnover..............      177%          180%          230%          148%           110%

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 5.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within one year of purchase. If the sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to .25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See Notes to Financial Statements                                             19

VAN KAMPEN EMERGING GROWTH FUND

FINANCIAL HIGHLIGHTS continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                        YEAR ENDED AUGUST 31,
CLASS B SHARES                     ----------------------------------------------------------------
                                     2004          2003          2002          2001          2000
                                   ----------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE
  PERIOD.........................  $  29.57      $  27.07      $  38.04      $  99.32      $  55.56
                                   --------      --------      --------      --------      --------
  Net Investment Loss............      (.38)(a)      (.36)(a)      (.41)(a)      (.41)(a)      (.93)(a)
  Net Realized and Unrealized
    Gain/Loss....................       .21          2.86        (10.56)       (46.01)        53.99
                                   --------      --------      --------      --------      --------
Total from Investment
  Operations.....................      (.17)         2.50        (10.97)       (46.42)        53.06
Less Distributions from Net
  Realized Gain..................       -0-           -0-           -0-         14.86          9.30
                                   --------      --------      --------      --------      --------
NET ASSET VALUE, END OF THE
  PERIOD.........................  $  29.40      $  29.57      $  27.07      $  38.04      $  99.32
                                   ========      ========      ========      ========      ========

Total Return (b).................    -0.57%         9.24%       -28.84%       -51.60%       102.85%
Net Assets at End of the Period
  (In millions)..................  $2,010.4      $2,346.3      $2,395.2      $3,904.7      $7,648.0
Ratio of Expenses to Average Net
  Assets.........................     1.85%         1.91%         1.82%         1.71%         1.63%
Ratio of Net Investment Loss to
  Average Net Assets.............    (1.23%)       (1.37%)       (1.20%)        (.74%)       (1.12%)
Portfolio Turnover...............      177%          180%          230%          148%          110%

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 5%, charged on certain redemptions made within one year of purchase and declining to 0% after the fifth year. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

 20                                            See Notes to Financial Statements

VAN KAMPEN EMERGING GROWTH FUND

FINANCIAL HIGHLIGHTS continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                        YEAR ENDED AUGUST 31,
CLASS C SHARES                        ----------------------------------------------------------
                                       2004        2003        2002         2001          2000
                                      ----------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE
  PERIOD............................  $30.34      $27.75      $ 39.00      $101.30      $  56.52
                                      ------      ------      -------      -------      --------
  Net Investment Loss...............    (.39)(a)    (.36)(a)     (.42)(a)     (.41)(a)      (.95)(a)
  Net Realized and Unrealized
    Gain/Loss.......................     .21        2.95       (10.83)      (47.03)        55.03
                                      ------      ------      -------      -------      --------
Total from Investment Operations....    (.18)       2.59       (11.25)      (47.44)        54.08
Less Distributions from Net Realized
  Gain..............................     -0-         -0-          -0-        14.86          9.30
                                      ------      ------      -------      -------      --------
NET ASSET VALUE, END OF THE
  PERIOD............................  $30.16      $30.34      $ 27.75      $ 39.00      $ 101.30
                                      ======      ======      =======      =======      ========

Total Return (b)....................  -0.59%       9.33%(c)   -28.85%      -51.60%       102.91%
Net Assets at End of the Period (In
  millions).........................  $430.2      $570.1      $ 629.0      $1,038.5     $1,944.0
Ratio of Expenses to Average Net
  Assets............................   1.85%       1.91%        1.82%        1.70%         1.64%
Ratio of Net Investment Loss to
  Average Net Assets................  (1.23%)     (1.34%)(c)   (1.20%)       (.73%)       (1.11%)
Portfolio Turnover..................    177%        180%         230%         148%          110%

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) Certain non-recurring payments were made to class C Shares, resulting in an increase to the Total Return and Ratio of Net Investment Income to Average Net Assets of .03%

See Notes to Financial Statements                                             21

VAN KAMPEN EMERGING GROWTH FUND

FINANCIAL HIGHLIGHTS continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                                                 OCTOBER 17, 2000
                                                                                  (COMMENCEMENT
                                                 YEAR ENDED AUGUST 31,            OF INVESTMENT
CLASS D SHARES                              -------------------------------       OPERATIONS) TO
                                             2004        2003        2002        AUGUST 31, 2001
                                            -----------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE
  PERIOD..................................  $34.33      $31.10      $ 43.27          $ 97.10
                                            ------      ------      -------          -------
  Net Investment Income/Loss..............    (.08)(a)    (.11)(a)     (.07)(a)          .17(a)
  Net Realized and Unrealized Gain/Loss...     .22        3.34       (12.10)          (39.14)
                                            ------      ------      -------          -------
Total from Investment Operations..........     .14        3.23       (12.17)          (38.97)
Less Distributions from Net Realized
  Gain....................................     -0-         -0-          -0-            14.86
                                            ------      ------      -------          -------
NET ASSET VALUE, END OF THE PERIOD........  $34.47      $34.33      $ 31.10          $ 43.27
                                            ======      ======      =======          =======

Total Return (b)..........................   0.41%      10.39%      -28.13%         -45.03%*
Net Assets at End of the Period (In
  millions)...............................  $ 31.8      $ 33.9      $  29.8          $  41.6
Ratio of Expenses to Average Net Assets...    .84%        .90%         .81%             .72%
Ratio of Net Investment Income/Loss to
  Average Net Assets......................   (.21%)      (.36%)       (.19%)            .33%
Portfolio Turnover........................    177%        180%         230%             148%

*   Non-Annualized

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period.

 22                                            See Notes to Financial Statements

VAN KAMPEN EMERGING GROWTH FUND

FINANCIAL HIGHLIGHTS continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

CLASS R SHARES                                                              OCTOBER 1, 2002
                                                                             (COMMENCEMENT
                                                              YEAR ENDED     OF INVESTMENT
                                                              AUGUST 31,    OPERATIONS) TO
                                                                 2004       AUGUST 31, 2003
                                                              -----------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD....................    $34.04           $29.94
                                                                ------           ------
  Net Investment Loss.......................................      (.24)(a)         (.24)(a)
  Net Realized and Unrealized Gain..........................       .22             4.34
                                                                ------           ------
Total from Investment Operations............................      (.02)            4.10
                                                                ------           ------
NET ASSET VALUE, END OF THE PERIOD..........................    $34.02           $34.04
                                                                ======           ======

Total Return (b)............................................    -0.06%          13.69%*
Net Assets at the End of the Period (in millions)...........    $ 20.0           $   .5
Ratio of Expenses to Average Net Assets.....................     1.33%            1.41%
Ratio of Net Investment Loss to Average Net Assets..........     (.65%)           (.85%)
Portfolio Turnover..........................................      177%             180%

*   Non-Annualized

(a) Based on average shares outstanding.

(b) Assumes reinvestment of all distributions for the period. These returns include combined Rule 12b-1 fees of 0.50% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

See Notes to Financial Statements                                             23

VAN KAMPEN EMERGING GROWTH FUND

NOTES TO FINANCIAL STATEMENTS -- AUGUST 31, 2004

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen Emerging Growth Fund (the "Fund") is organized as a Delaware statutory trust, and is registered as a diversified open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Fund's investment objective is capital appreciation. The Fund commenced investment operations on October 2, 1970. The distribution of the Fund's Class B, Class C, Class D, and Class R Shares commenced on April 20, 1992, July 6, 1993, October 17, 2000 and October 1, 2002, respectively.

    The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Investments in securities listed on a securities exchange are valued at their sales price as of the close of such securities exchange. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Listed and unlisted securities for which the last sale price is not available are valued at the mean of the bid and asked prices. For those securities where quotations or prices are not available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.

    The Fund may invest in repurchase agreements, which are short-term investments whereby the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Fund may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen Asset Management (the "Adviser") or its affiliates, the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are fully collateralized by the underlying debt security. The Fund will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Fund.

C. INCOME AND EXPENSES Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees and transfer agency costs which are unique to each class of shares.

D. FEDERAL INCOME TAXES It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute

VAN KAMPEN EMERGING GROWTH FUND

NOTES TO FINANCIAL STATEMENTS -- AUGUST 31, 2004 continued

substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required.

    The Fund intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of loss and offset such losses against any future realized capital gains. At August 31, 2004, the Fund had an accumulated capital loss carryforward for tax purposes of $6,380,899,491, which will expire between August 31, 2010 and August 31, 2011.

    At August 31, 2004, the cost and related gross unrealized appreciation and depreciation were as follows:

Cost of investments for tax purposes........................    $5,750,519,595
                                                                ==============
Gross tax unrealized appreciation...........................    $  564,395,669
Gross tax unrealized depreciation...........................      (138,083,834)
                                                                --------------
Net tax unrealized appreciation on investments..............    $  426,311,835
                                                                ==============

E. DISTRIBUTION OF INCOME AND GAINS The Fund declares and pays dividends annually from net investment income and from net realized gains, if any. Distributions from net realized gains for book purposes may include short-term capital gains, which are included in ordinary income for tax purposes.

    Due to inherent differences in the recognition of income, expenses, and realized gains/losses under U.S. generally accepted accounting principles and federal income tax purposes, permanent differences between book and tax basis reporting have been identified and appropriately reclassified on the Statement of Assets and Liabilities. Permanent book and tax differences relating to a net operating loss in the amount of $54,326,854 was reclassified from accumulated net investment loss to capital. Additionally, a permanent book and tax difference relating to the Fund's investment in other regulated investment companies totaling $3,959 was reclassified to accumulated net realized loss from accumulated net investment loss.

    Net realized gains and losses may differ for financial reporting purposes primarily as a result of the deferral of losses relating to wash sale transactions.

F. EXPENSE REDUCTIONS During the year ended August 31, 2004, the Fund's custody fee was reduced by $34,439 as a result of credits earned on cash balances.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Fund's Investment Advisory Agreement, the Adviser will provide investment advice and facilities to the Fund for an annual fee payable monthly as follows:

AVERAGE DAILY NET ASSETS                                        % PER ANNUM
First $350 million..........................................      .575%
Next $350 million...........................................      .525%
Next $350 million...........................................      .475%
Over $1.05 billion..........................................      .425%

VAN KAMPEN EMERGING GROWTH FUND

NOTES TO FINANCIAL STATEMENTS -- AUGUST 31, 2004 continued

    For the year ended August 31, 2004, the Fund recognized expenses of approximately $231,000 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, counsel to the Fund, of which a trustee of the Fund is an affiliated person.

    Under an Accounting Services agreement, the Adviser provides accounting services to the Fund. The Adviser allocates the cost of such services to each fund. For the year ended August 31, 2004, the Fund recognized expenses of approximately $293,100 representing Van Kampen Investments Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting services to the Fund, which are reported as part of "Other" expenses in the Statement of Operations.

    Van Kampen Investor Services Inc., an affiliate of the Adviser, serves as the shareholder servicing agent for the Fund. For the year ended August 31, 2004, the Fund recognized expenses of approximately $21,433,400. Transfer agency fees are determined through negotiations with the Fund's Board of Trustees.

    Certain officers and trustees of the Fund are also officers and directors of Van Kampen. The Fund does not compensate its officers or trustees who are officers of Van Kampen.

    The Fund provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Fund and to the extent permitted by the 1940 Act, as amended, may be invested in the common shares of those funds selected by the trustees. Investments in such funds of $400,844 are included in "Other" assets on the Statement of Assets and Liabilities at August 31, 2004. Appreciation/ depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Fund. The maximum annual benefit per trustee under the plan is $2,500.

    For the year ended August 31, 2004, the Fund paid brokerage commissions to Morgan Stanley DW Inc., (Morgan Stanley) an affiliate of the Adviser, totaling $1,788,860.

VAN KAMPEN EMERGING GROWTH FUND

NOTES TO FINANCIAL STATEMENTS -- AUGUST 31, 2004 continued

3. CAPITAL TRANSACTIONS

At August 31, 2004, capital aggregated $6,405,170,497, $4,231,806,699,
$1,367,382,062, $86,024,944 and $21,016,394 for Classes A, B, C, D, and R,
respectively. For the year ended August 31, 2004, transactions were as follows:

                                                               SHARES            VALUE
Sales:
  Class A..................................................   18,786,524    $   669,892,192
  Class B..................................................    5,296,493        163,446,114
  Class C..................................................    1,154,509         36,550,987
  Class D..................................................      208,563          7,508,169
  Class R..................................................      924,246         33,369,388
                                                             -----------    ---------------
Total Sales................................................   26,370,335    $   910,766,850
                                                             ===========    ===============
Repurchases:
  Class A..................................................  (35,381,500)   $(1,264,994,832)
  Class B..................................................  (16,252,647)      (499,964,345)
  Class C..................................................   (5,683,822)      (180,075,861)
  Class D..................................................     (275,786)        (9,917,441)
  Class R..................................................     (350,264)       (12,612,438)
                                                             -----------    ---------------
Total Repurchases..........................................  (57,944,019)   $(1,967,564,917)
                                                             ===========    ===============

    At August 31, 2003, capital aggregated $7,032,595,024, $4,586,075,058,
$1,514,704,846, $88,714,658 and $435,931 for Classes A, B, C, D and R,
respectively. For the year ended August 31, 2003, transactions were as follows:

                                                               SHARES            VALUE
Sales:
  Class A..................................................   25,608,189    $   774,042,461
  Class B..................................................    8,204,476        216,522,629
  Class C..................................................    1,972,739         53,563,237
  Class D..................................................      451,964         13,823,860
  Class R..................................................       15,715            508,931
                                                             -----------    ---------------
Total Sales................................................   36,253,083    $ 1,058,461,118
                                                             ===========    ===============
Repurchases:
  Class A..................................................  (40,942,557)   $(1,225,272,921)
  Class B..................................................  (17,357,272)      (450,924,839)
  Class C..................................................   (5,845,694)      (156,203,721)
  Class D..................................................     (422,920)       (12,944,028)
  Class R..................................................       (2,052)           (69,018)
                                                             -----------    ---------------
Total Repurchases..........................................  (64,570,495)   $(1,845,414,527)
                                                             ===========    ===============

    Class B Shares purchased on or after June 1, 1996, and any dividend reinvestment plan Class B Shares received on such shares, automatically convert to Class A Shares eight years after the end of the calendar month in which the Shares were purchased. Class B Shares purchased before June 1, 1996, and any dividend reinvestment plan Class B Shares received

VAN KAMPEN EMERGING GROWTH FUND

NOTES TO FINANCIAL STATEMENTS -- AUGUST 31, 2004 continued

on such shares, automatically convert to Class A Shares six years after the end of the calendar month in which the shares were purchased. For the years ended August 31, 2004 and 2003, 821,843 and 195,817 Class B Shares converted to Class A Shares, respectively, and are shown in the above table as sales of Class A Shares and repurchases of Class B Shares. Class C Shares purchased before January 1, 1997, and any dividend reinvestment plan C Shares received on such shares, automatically convert to Class A Shares ten years after the end of the calendar month in which such shares were purchased. Class C Shares purchased on or after January 1, 1997 do not possess a conversion feature. For the years ended August 31, 2004 and 2003, 39,682 and 0 Class C Shares converted to Class A Shares, respectively, and are shown in the above table as sales of Class A Shares and repurchases of Class C Shares. Class D and Class R Shares do not possess a conversion feature. Class B and C Shares are offered without a front end sales charge, but are subject to a contingent deferred sales charge (CDSC). The CDSC for Class B and C Shares will be imposed on most redemptions made within five years of the purchase for Class B and one year of the purchase for Class C as detailed in the following schedule.

                                                                 CONTINGENT DEFERRED
                                                                     SALES CHARGE
                                                                   AS A PERCENTAGE
                                                                   OF DOLLAR AMOUNT
                                                                  SUBJECT TO CHARGE
                                                              --------------------------
YEAR OF REDEMPTION                                            CLASS B            CLASS C
First.......................................................   5.00%              1.00%
Second......................................................   4.00%               None
Third.......................................................   3.00%               None
Fourth......................................................   2.50%               None
Fifth.......................................................   1.50%               None
Sixth and Thereafter........................................    None               None

    For the year ended August 31, 2004, Van Kampen, as Distributor for the Fund, received net commissions on sales of the Fund's Class A Shares of approximately $1,204,700 and CDSC on redeemed shares of approximately $4,548,500. Sales charges do not represent expenses to the Fund.

4. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $11,938,390,195 and $13,060,856,751, respectively.

5. DISTRIBUTION AND SERVICE PLANS

With respect to its Class A Shares, Class B Shares, Class C Shares, and Class R Shares, the Fund and its shareholders have adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, as amended, and a service plan (collectively the "Plans"). The Plans govern payments for: the distribution of the Fund's Class A Shares, Class B Shares, Class C Shares, and Class R Shares; the provision of ongoing shareholder services with respect to such classes of shares; and maintenance of shareholder accounts with respect to such classes of shares.

    Annual fees under the Plan of up to .25% of Class A average daily net assets, 1.00% each for Class B and Class C average daily net assets and .50% of Class R Shares average

VAN KAMPEN EMERGING GROWTH FUND

NOTES TO FINANCIAL STATEMENTS -- AUGUST 31, 2004 continued

daily net assets are accrued daily. The annual fees for Class A Shares are paid quarterly and annual fees for Class C Shares are paid monthly. For Class B Shares, .75% of the annual fees are paid monthly, while .25% of the annual fees are paid quarterly. The amount of distribution expenses incurred by Van Kampen and not yet reimbursed ("unreimbursed receivable") was approximately $43,914,000 and $1,490,000 for Class B and Class C Shares, respectively. These amounts may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed receivable has been fully recovered, any excess 12b-1 fees will be refunded to the Fund on a quarterly basis.

    Included in the fees for the year ended August 31, 2004 are payments retained by Van Kampen of approximately $17,983,500 and payments made to Morgan Stanley, an affiliate of the Adviser, of approximately $1,301,400.

6. LEGAL MATTERS

The Adviser, certain affiliates of the Adviser, and certain investment companies advised by the Adviser or its affiliates, including the Fund, are named as defendants in a number of similar class action complaints which were recently consolidated. This consolidated action also names as defendants certain individual Trustees and Directors of the named investment companies advised by affiliates of the Adviser; the complaint does not, however, name the individual Trustees of any Van Kampen funds. The consolidated amended complaint generally alleges that defendants violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Adviser and certain affiliates of the Adviser allegedly offered economic incentives to brokers and others to recommend the funds advised by the Adviser or its affiliates to investors rather than funds managed by other companies, and (ii) that the funds advised by the Adviser or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their efforts to recommend these funds to investors. The complaint seeks, among other things, unspecified compensatory damages, rescissionary damages, fees and costs.

    The Adviser, certain affiliates of the Adviser and certain investment companies advised by the Adviser or its affiliates are also named as defendants in a derivative suit which additionally names as defendants certain individual Trustees of the Van Kampen funds; the funds, including the Fund, are also named as nominal defendants. The complaint in the derivative action alleges that defendants gave a proprietary sales force economic incentives to promote the sale of proprietary mutual funds and that they improperly failed to disclose these economic incentives. The complaint also alleges that the Van Kampen funds paid excessive commissions to Morgan Stanley DW Inc. in connection with the sales of the funds. The complaint seeks, among other things, the removal of the current Trustees of the Van Kampen funds, rescission of the management contracts for the Van Kampen funds, disgorgement of profits by Morgan Stanley and monetary damages. This complaint has been coordinated with the consolidated complaint described in the preceding paragraph.

    The defendants have moved to dismiss these actions and otherwise intend to vigorously defend them. While the Fund believes that it has meritorious defenses, the ultimate outcome of these matters is not presently determinable at this early stage of the litigation, and no provision has been made in the Fund's financial statements for the effect, if any, of these matters.

VAN KAMPEN EMERGING GROWTH FUND

NOTES TO FINANCIAL STATEMENTS -- AUGUST 31, 2004 continued

7. INDEMNIFICATIONS

The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

VAN KAMPEN EMERGING GROWTH FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of Van Kampen Emerging Growth Fund

    We have audited the accompanying statement of assets and liabilities of Van Kampen Emerging Growth Fund (the "Fund"), including the portfolio of investments, as of August 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

    We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of August 31, 2004, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Van Kampen Emerging Growth Fund at August 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein in conformity with U.S. generally accepted accounting principles.

                                                           -s- Ernst & Young LLP

Chicago, Illinois
October 7, 2004

VAN KAMPEN EMERGING GROWTH FUND

BOARD OF TRUSTEES AND IMPORTANT ADDRESSES

BOARD OF TRUSTEES

DAVID C. ARCH
J. MILES BRANAGAN
JERRY D. CHOATE
ROD DAMMEYER
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J KERR
MITCHELL M. MERIN*
JACK E. NELSON
RICHARD F. POWERS, III*
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN* - Chairman
SUZANNE H. WOOLSEY

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT
1221 Avenue of the Americas
New York, New York 10020

DISTRIBUTOR

VAN KAMPEN FUNDS INC.
1221 Avenue of the Americas
New York, New York 10020

SHAREHOLDER SERVICING AGENT

VAN KAMPEN INVESTOR SERVICES INC.
P.O. Box 947
Jersey City, New Jersey 07303-0947

CUSTODIAN

STATE STREET BANK AND TRUST COMPANY
225 Franklin Street
P.O. Box 1713
Boston, Massachusetts 02110

LEGAL COUNSEL

SKADDEN, ARPS, SLATE, MEAGHER & FLOM LLP
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

ERNST & YOUNG LLP
233 South Wacker Drive
Chicago, Illinois 60606

* "Interested persons" of the Fund, as defined in the Investment Company Act of 1940, as amended.

VAN KAMPEN EMERGING GROWTH FUND

TRUSTEES AND OFFICERS INFORMATION

The business and affairs of the Fund are managed under the direction of the Fund's Board of Trustees and the Fund's officers appointed by the Board of Trustees. The tables below list the trustees and executive officers of the Fund and their principal occupations during the last five years, other directorships held by trustees and their affiliations, if any, with Van Kampen Investments Inc. ("Van Kampen Investments"), Van Kampen Asset Management (the "Adviser"), Van Kampen Funds Inc. (the "Distributor"), Van Kampen Advisors Inc., Van Kampen Exchange Corp. and Van Kampen Investor Services Inc. ("Investor Services"). The term "Fund Complex" includes each of the investment companies advised by the Adviser or its affiliates as of the date of this Statement of Additional Information. Trustees serve until reaching their retirement age or until their successors are duly elected and qualified. Officers are annually elected by the trustees.

INDEPENDENT TRUSTEES:

                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE           FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE
David C. Arch (58)            Trustee      Trustee     Chairman and Chief             85       Trustee/Director/Managing
Blistex Inc.                               since 2003  Executive Officer of                    General Partner of funds
1800 Swift Drive                                       Blistex Inc., a consumer                in the Fund Complex.
Oak Brook, IL 60523                                    health care products
                                                       manufacturer. Director of
                                                       the Heartland Alliance, a
                                                       nonprofit organization
                                                       serving human needs based
                                                       in Chicago. Director of
                                                       St. Vincent de Paul
                                                       Center, a Chicago based
                                                       day care facility serving
                                                       the children of low
                                                       income families. Board
                                                       member of the Illinois
                                                       Manufacturer's
                                                       Association.

J. Miles Branagan (71)        Trustee      Trustee     Private investor.              83       Trustee/Director/Managing
1632 Morning Mountain Road                 since 1991  Co-founder, and prior to                General Partner of funds
Raleigh, NC 27614                                      August 1996, Chairman,                  in the Fund Complex.
                                                       Chief Executive Officer
                                                       and President, MDT
                                                       Corporation (now known as
                                                       Getinge/Castle, Inc., a
                                                       subsidiary of Getinge
                                                       Industrier AB), a company
                                                       which develops,
                                                       manufactures, markets and
                                                       services medical and
                                                       scientific equipment.


VAN KAMPEN EMERGING GROWTH FUND
TRUSTEE AND OFfiCER INFORMATION continued
                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE           FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE
Jerry D. Choate (66)          Trustee      Trustee     Prior to January 1999,         83       Trustee/Director/Managing
33971 Selva Road                           since 1999  Chairman and Chief                      General Partner of funds
Suite 130                                              Executive Officer of the                in the Fund Complex.
Dana Point, CA 92629                                   Allstate Corporation                    Director of Amgen Inc., a
                                                       ("Allstate") and Allstate               biotechnological company,
                                                       Insurance Company. Prior                and Director of Valero
                                                       to January 1995,                        Energy Corporation, an
                                                       President and Chief                     independent refining
                                                       Executive Officer of                    company.
                                                       Allstate. Prior to August
                                                       1994, various management
                                                       positions at Allstate.

Rod Dammeyer (63)             Trustee      Trustee     President of CAC, L.L.C.,      85       Trustee/Director/Managing
CAC, L.L.C.                                since 2003  a private company                       General Partner of funds
4350 LaJolla Village Drive                             offering capital                        in the Fund Complex.
Suite 980                                              investment and management               Director of Stericycle,
San Diego, CA 92122-6223                               advisory services. Prior                Inc., GATX Corporation,
                                                       to February 2001, Vice                  and Trustee of The
                                                       Chairman and Director of                Scripps Research
                                                       Anixter International,                  Institute and the
                                                       Inc., a global                          University of Chicago
                                                       distributor of wire,                    Hospitals and Health
                                                       cable and communications                Systems. Prior to January
                                                       connectivity products,                  2004, Director of
                                                       and IMC Global Inc., an                 TeleTech Holdings Inc.
                                                       international company                   and Arris Group, Inc.
                                                       that mines, manufacturers               Prior to May 2002,
                                                       and sells essential crop                Director of Peregrine
                                                       nutrients and feed                      Systems Inc. Prior to
                                                       ingredients to farmers.                 July 2000, Director of
                                                       Prior to July 2000,                     Allied Riser
                                                       Managing Partner of                     Communications Corp.,
                                                       Equity Group Corporate                  Matria Healthcare Inc.,
                                                       Investment (EGI), a                     Transmedia Networks,
                                                       company that makes                      Inc., CNA Surety, Corp.
                                                       private investments in                  and Grupo Azcarero Mexico
                                                       other companies.                        (GAM).


VAN KAMPEN EMERGING GROWTH FUND
TRUSTEE AND OFfiCER INFORMATION continued
                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE           FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Linda Hutton Heagy (56)       Trustee      Trustee     Managing Partner of            83       Trustee/Director/Managing
Heidrick & Struggles                       since 1995  Heidrick & Struggles, an                General Partner of funds
233 South Wacker Drive                                 executive search firm.                  in the Fund Complex.
Suite 7000                                             Trustee on the University
Chicago, IL 60606                                      of Chicago Hospitals
                                                       Board, Vice Chair of the
                                                       Board of the YMCA of
                                                       Metropolitan Chicago and
                                                       a member of the Women's
                                                       Board of the University
                                                       of Chicago. Prior to
                                                       1997, Partner of Ray &
                                                       Berndtson, Inc., an
                                                       executive recruiting
                                                       firm. Prior to 1996,
                                                       Trustee of The
                                                       International House
                                                       Board, a fellowship and
                                                       housing organization for
                                                       international graduate
                                                       students. Prior to 1995,
                                                       Executive Vice President
                                                       of ABN AMRO, N.A., a bank
                                                       holding company. Prior to
                                                       1992, Executive Vice
                                                       President of La Salle
                                                       National Bank.

R. Craig Kennedy (52)         Trustee      Trustee     Director and President of      83       Trustee/Director/Managing
1744 R Street, NW                          since 1995  the German Marshall Fund                General Partner of funds
Washington, DC 20009                                   of the United States, an                in the Fund Complex.
                                                       independent U.S.
                                                       foundation created to
                                                       deepen understanding,
                                                       promote collaboration and
                                                       stimulate exchanges of
                                                       practical experience
                                                       between Americans and
                                                       Europeans. Formerly,
                                                       advisor to the Dennis
                                                       Trading Group Inc., a
                                                       managed futures and
                                                       option company that
                                                       invests money for
                                                       individuals and
                                                       institutions. Prior to
                                                       1992, President and Chief
                                                       Executive Officer,
                                                       Director and member of
                                                       the Investment Committee
                                                       of the Joyce Foundation,
                                                       a private foundation.

Howard J Kerr (68)            Trustee      Trustee     Prior to 1998, President       85       Trustee/Director/Managing
736 North Western Avenue                   since 2003  and Chief Executive                     General Partner of funds
P.O. Box 317                                           Officer of Pocklington                  in the Fund Complex.
Lake Forest, IL 60045                                  Corporation, Inc., an                   Director of the Lake
                                                       investment holding                      Forest Bank & Trust.
                                                       company. Director of the
                                                       Marrow Foundation.

VAN KAMPEN EMERGING GROWTH FUND
TRUSTEE AND OFfiCER INFORMATION continued
                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE           FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Jack E. Nelson (68)           Trustee      Trustee     President of Nelson            83       Trustee/Director/Managing
423 Country Club Drive                     since 1995  Investment Planning                     General Partner of funds
Winter Park, FL 32789                                  Services, Inc., a                       in the Fund Complex.
                                                       financial planning
                                                       company and registered
                                                       investment adviser in the
                                                       State of Florida.
                                                       President of Nelson Ivest
                                                       Brokerage Services Inc.,
                                                       a member of the NASD,
                                                       Securities Investors
                                                       Protection Corp. and the
                                                       Municipal Securities
                                                       Rulemaking Board.
                                                       President of Nelson Sales
                                                       and Services Corporation,
                                                       a marketing and services
                                                       company to support
                                                       affiliated companies.

Hugo F. Sonnenschein (63)     Trustee      Trustee     President Emeritus and         85       Trustee/Director/Managing
1126 E. 59th Street                        since 2003  Honorary Trustee of the                 General Partner of funds
Chicago, IL 60637                                      University of Chicago and               in the Fund Complex.
                                                       the Adam Smith                          Director of Winston
                                                       Distinguished Service                   Laboratories, Inc.
                                                       Professor in the
                                                       Department of Economics
                                                       at the University of
                                                       Chicago. Prior to July
                                                       2000, President of the
                                                       University of Chicago.
                                                       Trustee of the University
                                                       of Rochester and a member
                                                       of its investment
                                                       committee. Member of the
                                                       National Academy of
                                                       Sciences, the American
                                                       Philosophical Society and
                                                       a fellow of the American
                                                       Academy of Arts and
                                                       Sciences.

Suzanne H. Woolsey, Ph.D.     Trustee      Trustee     Previously Chief               83       Trustee/Director/Managing
(62)                                       since 1999  Communications Officer of               General Partner of funds
815 Cumberstone Road                                   the National Academy of                 in the Fund Complex.
Harwood, MD 20776                                      Sciences/National                       Director of Fluor Corp.,
                                                       Research Council, an                    an engineering,
                                                       independent, federally                  procurement and
                                                       chartered policy                        construction
                                                       institution, from 2001 to               organization, since
                                                       November 2003 and Chief                 January 2004 and Director
                                                       Operating Officer from                  of Neurogen Corporation,
                                                       1993 to 2001. Director of               a pharmaceutical company,
                                                       the Institute for Defense               since January 1998.
                                                       Analyses, a federally
                                                       funded research and
                                                       development center,
                                                       Director of the German
                                                       Marshall Fund of the
                                                       United States, Director
                                                       of the Rocky Mountain
                                                       Institute and Trustee of
                                                       Colorado College. Prior
                                                       to 1993, Executive
                                                       Director of the
                                                       Commission on Behavioral
                                                       and Social Sciences and
                                                       Education at the National
                                                       Academy of
                                                       Sciences/National
                                                       Research Council. From
                                                       1980 through 1989,
                                                       Partner of Coopers &
                                                       Lybrand.

VAN KAMPEN EMERGING GROWTH FUND

TRUSTEE AND OFFICER INFORMATION continued

INTERESTED TRUSTEES:*

                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INTERESTED TRUSTEE            FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE
Mitchell M. Merin* (51)       Trustee,     Trustee     President and Chief            83       Trustee/Director/Managing
1221 Avenue of the Americas   President    since       Executive Officer of                    General Partner of funds
New York, NY 10020            and Chief    1999;       funds in the Fund                       in the Fund Complex.
                              Executive    President   Complex. Chairman,
                              Officer      and Chief   President, Chief
                                           Executive   Executive Officer and
                                           Officer     Director of the Adviser
                                           since 2002  and Van Kampen Advisors
                                                       Inc. since December 2002.
                                                       Chairman, President and
                                                       Chief Executive Officer
                                                       of Van Kampen Investments
                                                       since December 2002.
                                                       Director of Van Kampen
                                                       Investments since
                                                       December 1999. Chairman
                                                       and Director of Van
                                                       Kampen Funds Inc. since
                                                       December 2002. President,
                                                       Director and Chief
                                                       Operating Officer of
                                                       Morgan Stanley Investment
                                                       Management since December
                                                       1998. President and
                                                       Director since April 1997
                                                       and Chief Executive
                                                       Officer since June 1998
                                                       of Morgan Stanley
                                                       Investment Advisors Inc.
                                                       and Morgan Stanley
                                                       Services Company Inc.
                                                       Chairman, Chief Executive
                                                       Officer and Director of
                                                       Morgan Stanley
                                                       Distributors Inc. since
                                                       June 1998. Chairman since
                                                       June 1998, and Director
                                                       since January 1998 of
                                                       Morgan Stanley Trust.
                                                       Director of various
                                                       Morgan Stanley
                                                       subsidiaries. President
                                                       of the Morgan Stanley
                                                       Funds since May 1999.
                                                       Previously Chief
                                                       Executive Officer of Van
                                                       Kampen Funds Inc. from
                                                       December 2002 to July
                                                       2003, Chief Strategic
                                                       Officer of Morgan Stanley
                                                       Investment Advisors Inc.
                                                       and Morgan Stanley
                                                       Services Company Inc. and
                                                       Executive Vice President
                                                       of Morgan Stanley
                                                       Distributors Inc. from
                                                       April 1997 to June 1998.
                                                       Chief Executive Officer
                                                       from September 2002 to
                                                       April 2003 and Vice
                                                       President from May 1997
                                                       to April 1999 of the
                                                       Morgan Stanley Funds.

VAN KAMPEN EMERGING GROWTH FUND
TRUSTEE AND OFfiCER INFORMATION continued
                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE           FUND        SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Richard F. Powers, III* (58)  Trustee      Trustee     Advisory Director of           85       Trustee/Director/Managing
1 Parkview Plaza                           since 1999  Morgan Stanley. Prior to                General Partner of funds
P.O. Box 5555                                          December 2002, Chairman,                in the Fund Complex.
Oakbrook Terrace, IL 60181                             Director, President,
                                                       Chief Executive Officer
                                                       and Managing Director of
                                                       Van Kampen Investments
                                                       and its investment
                                                       advisory, distribution
                                                       and other subsidiaries.
                                                       Prior to December 2002,
                                                       President and Chief
                                                       Executive Officer of
                                                       funds in the Fund
                                                       Complex. Prior to May
                                                       1998, Executive Vice
                                                       President and Director of
                                                       Marketing at Morgan
                                                       Stanley and Director of
                                                       Dean Witter, Discover &
                                                       Co. and Dean Witter
                                                       Realty. Prior to 1996,
                                                       Director of Dean Witter
                                                       Reynolds Inc.

Wayne W. Whalen* (65)         Trustee      Trustee     Partner in the law firm        85       Trustee/Director/Managing
333 West Wacker Drive                      since 1995  of Skadden, Arps, Slate,                General Partner of funds
Chicago, IL 60606                                      Meagher & Flom LLP, legal               in the Fund Complex.
                                                       counsel to funds in the
                                                       Fund Complex.

* Such trustee is an "interested person" (within the meaning of Section 2(a)(19) of the 1940 Act). Mr. Whalen is an interested person of certain funds in the Fund Complex by reason of his firm currently acting as legal counsel to such funds in the Fund Complex. Messrs. Merin and Powers are interested persons of funds in the Fund Complex and the Adviser by reason of their current or former positions with Morgan Stanley or its affiliates.

VAN KAMPEN EMERGING GROWTH FUND

TRUSTEE AND OFFICER INFORMATION continued

OFFICERS:

                                                        TERM OF
                                                       OFFICE AND
                                    POSITION(S)        LENGTH OF
NAME, AGE AND                        HELD WITH            TIME     PRINCIPAL OCCUPATION(S)
ADDRESS OF OFFICER                     FUND              SERVED    DURING PAST 5 YEARS

Stefanie V. Chang (37)        Vice President           Officer     Executive Director of Morgan Stanley Investment Management.
1221 Avenue of the Americas   and Secretary            since 2003  Vice President of funds in the Fund Complex.
New York, NY 10020

Amy Doberman (42)             Vice President           Officer     Managing Director and General Counsel, U.S. Investment
1221 Avenue of the Americas                            since 2004  Management; Managing Director of Morgan Stanley Investment
New York, NY 10020                                                 Management, Inc., Morgan Stanley Investment Advisers Inc.
                                                                   and the Adviser. Vice President of the Morgan Stanley
                                                                   Institutional and Retail Funds since July 2004 and Vice
                                                                   President of funds in the Fund Complex as of August 2004.
                                                                   Previously, Managing Director and General Counsel of
                                                                   Americas, UBS Global Asset Management from July 2000 to July
                                                                   2004 and General Counsel of Aeitus Investment Management,
                                                                   Inc from January 1997 to July 2000.

James M. Dykas (38)           Chief Financial Officer  Officer     Executive Director of Van Kampen Asset Management and Morgan
1 Parkview Plaza              and Treasurer            since 1999  Stanley Investment Management. Chief Financial Officer and
Oakbrook Terrace, IL 60181                                         Treasurer of funds in the Fund Complex. Prior to August
                                                                   2004, Assistant Treasurer of funds in the Fund Complex.

Joseph J. McAlinden (61)      Executive Vice           Officer     Managing Director and Chief Investment Officer of Morgan
1221 Avenue of the Americas   President and Chief      since 2002  Stanley Investment Advisors Inc., Morgan Stanley Investment
New York, NY 10020            Investment Officer                   Management Inc. and Morgan Stanley Investments LP and
                                                                   Director of Morgan Stanley Trust for over 5 years. Executive
                                                                   Vice President and Chief Investment Officer of funds in the
                                                                   Fund Complex. Managing Director and Chief Investment Officer
                                                                   of Van Kampen Investments, the Adviser and Van Kampen
                                                                   Advisors Inc. since December 2002.

VAN KAMPEN EMERGING GROWTH FUND
TRUSTEE AND OFFICER INFORMATION continued
                                                        TERM OF
                                                       OFFICE AND
                                    POSITION(S)        LENGTH OF
NAME, AGE AND                        HELD WITH            TIME     PRINCIPAL OCCUPATION(S)
ADDRESS OF OFFICER                     FUND              SERVED    DURING PAST 5 YEARS

Ronald E. Robison (65)        Executive Vice           Officer     Principal Executive Officer--office of the Funds (since
1221 Avenue of the Americas   President and            since 2003  November 2003). Chief Executive Officer and Chairman of
New York, NY 10020            Principal Executive                  Investor Services. Executive Vice President and Principal
                              Officer                              Executive Officer of funds in the Fund Complex. Managing
                                                                   Director of Morgan Stanley. Chief Administrative Officer,
                                                                   Managing Director and Director of Morgan Stanley Investment
                                                                   Advisors Inc., Morgan Stanley Services Company Inc. and
                                                                   Managing Director and Director of Morgan Stanley
                                                                   Distributors Inc. Chief Executive Officer and Director of
                                                                   Morgan Stanley Trust. Executive Vice President and Principal
                                                                   Executive Officer of the Institutional and Retail Morgan
                                                                   Stanley Funds; Director of Morgan Stanley SICAV; previously
                                                                   Chief Global Operations Officer and Managing Director of
                                                                   Morgan Stanley Investment Management Inc.

John L. Sullivan (49)         Chief Compliance         Officer     Chief Compliance Officer of funds in the Fund Complex since
1 Parkview Plaza              Officer                  since 1996  August 2004. Director and Managing Director of Van Kampen
Oakbrook Terrace, IL 60181                                         Investments, the Adviser, Van Kampen Advisors Inc. and
                                                                   certain other subsidiaries of Van Kampen Investments. Prior
                                                                   August 2004, Vice President, Chief Financial Officer and
                                                                   Treasurer of funds in the Fund Complex and head of Fund
                                                                   Accounting for Morgan Stanley Investment Management. Prior
                                                                   to December 2002, Executive Director of Van Kampen
                                                                   Investments, the Adviser and Van Kampen Advisors Inc.

VAN KAMPEN

AN IMPORTANT NOTICE CONCERNING OUR U.S. PRIVACY POLICY

    We are required by federal law to provide you with a copy of our Privacy Policy annually.

    The following Policy applies to current and former individual clients of Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc. and Van Kampen Exchange Corp., as well as current and former individual investors in Van Kampen mutual funds, unit investment trusts, and related companies.

    This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts.

    Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

WE RESPECT YOUR PRIVACY

We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others.

    We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

1. WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

    For example:

     -- We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

     -- We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

     -- We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

     -- We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

     -- If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser,

                                                             (continued on back)

VAN KAMPEN

AN IMPORTANT NOTICE CONCERNING OUR U.S. PRIVACY POLICY continued

         your use of our Web sites and your product and service preferences, through the use of "cookies." "Cookies" recognize your computer each time you return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

2. WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

A. INFORMATION WE DISCLOSE TO OUR AFFILIATED COMPANIES. We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

B. INFORMATION WE DISCLOSE TO THIRD PARTIES. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to non-affiliated third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

3. HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

The Statement of Additional Information includes additional information about Fund trustees and is available, without charge, upon request by calling 1-800-847-2424.
                                                 Van Kampen Funds Inc.
                                                 1 Parkview Plaza, P.O. Box 5555
                                                 Oakbrook Terrace, IL 60181-5555
                                                 www.vankampen.com

                                      (VAN KAMPEN INVESTMENTS LOGO)

                                                 Copyright (C)2004 Van Kampen
                                                 Funds Inc. All rights reserved.
                                                 Member NASD/SIPC. 16, 116, 216,
                                                 516, 316
                                                 EMG ANR
                                                 10/04 RN04-02225P-Y08/04

Item 2.  Code of Ethics.

(a) The Fund has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Fund or a third party.

(b)      No information need be disclosed pursuant to this paragraph.

(c) Due to personnel changes at the Adviser, the list of Covered Officers set forth in Exhibit B and the General Counsel designee to whom questions about the application of the Code should be referred in Exhibit C have been amended.

(d) The Fund has not granted a waiver or an implicit waiver from a provision of its Code of Ethics.

(e)      Not applicable.

(f)
         (1)      The Fund's Code of Ethics is attached hereto as Exhibit 11A.
         (2)      Not applicable.
         (3)      Not applicable.

Item 3.  Audit Committee Financial Expert.

The Fund's Board of Trustees has determined that it has three "audit committee financial experts" serving on its audit committee, each of whom are "independent" Trustees : J. Miles Branagan, Jerry Choate and R. Craig Kennedy. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4.  Principal Accountant Fees and Services.

(a)(b)(c)(d) and (g).  Based on fees billed for the periods shown:

           2004
                                                            REGISTRANT            COVERED ENTITIES(1)
              AUDIT FEES.............................       $66,000               N/A

              NON-AUDIT FEES
                        AUDIT-RELATED FEES...........       $0                    $159,500(2)
                        TAX FEES.....................       $1,500(3)             $42,141(4)
                        ALL OTHER FEES...............       $0                    $222,168(5)
              TOTAL NON-AUDIT FEES...................       $1,500                $423,809

              TOTAL..................................       $67,500               $423,809

           2003
                                                            REGISTRANT            COVERED ENTITIES(1)
              AUDIT FEES.............................       $60,630               N/A

              NON-AUDIT FEES
                        AUDIT-RELATED FEES...........       $0                    $88,000(2)
                        TAX FEES.....................       $1,370(3)             $70,314(4)
                        ALL OTHER FEES...............       $0                    $331,980(6)
              TOTAL NON-AUDIT FEES...................       $1,370                $490,294

              TOTAL..................................       $62,000               $490,294

              N/A- Not applicable, as not required by Item 4.

              (1) Covered Entities include the Adviser (excluding sub-advisors)
                  and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant.

              (2) Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements of the Covered Entities' and funds advised by the Adviser or its affiliates, specifically attestation services provided in connection with a SAS 70 Report.

              (3) Tax Fees represent tax advice and compliance services provided in connection with the review of the Registrant's tax.

              (4) Tax Fees represent tax advice services provided to Covered
                  Entities, including research and identification of PFIC entities.

              (5) All Other Fees represent attestation services provided in connection with performance presentation standards.

              (6) All Other Fees represent attestation services provided in connection with performance presentation standards, general industry education seminars provided, and a regulatory review project performed.

(e)(1) The audit committee's pre-approval policies and procedures are as follows:

                              JOINT AUDIT COMMITTEE
                          AUDIT AND NON-AUDIT SERVICES
                       PRE-APPROVAL POLICY AND PROCEDURES
                                     OF THE
                                VAN KAMPEN FUNDS

                          AS ADOPTED JULY 23, 2003(1)


1.       STATEMENT OF PRINCIPLES

         The Audit Committee of the Board is required to review and, in its sole discretion, pre-approve all Covered Services to be provided by the Independent Auditors to the Fund and Covered Entities in order to assure that services performed by the Independent Auditors do not impair the auditor's independence from the Fund.(2)

         The SEC has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee's administration of the engagement of the independent auditor. The SEC's rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee ("general pre-approval"); or require the specific pre-approval of the Audit Committee ("specific pre-approval"). The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the Independent Auditors. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee (or by any member of the Audit Committee to which pre-approval authority has been delegated) if it is to be provided by the Independent Auditors. Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

         For both types of pre-approval, the Audit Committee will consider whether such services are consistent with the SEC's rules on auditor independence. The Audit Committee will also consider whether the Independent Auditors are best positioned to provide the most effective and efficient services, for reasons such as its familiarity with the Fund's business, people, culture, accounting systems, risk profile and other factors, and whether the service might enhance the Fund's ability to manage or control risk or improve audit quality. All such factors will be considered as a whole, and no one factor should necessarily be determinative.

         The Audit Committee is also mindful of the relationship between fees for audit and non-audit services in deciding whether to pre-approve any such services and may determine for each fiscal year, the appropriate ratio between the total amount of fees for Audit, Audit-related and Tax services for the Fund (including any Audit-related or Tax service fees for Covered Entities that were subject to pre-approval), and the total amount of fees for certain permissible non-audit services classified as All Other services for the Fund (including any such services for Covered Entities subject to pre-approval).

----------
(1) This Joint Audit Committee Audit and Non-Audit Services Pre-Approval Policy and Procedures (the "Policy"), adopted as of the date above, supercedes and replaces all prior versions that may have been adopted from time to time.

(2) Terms used in this Policy and not otherwise defined herein shall have the meanings as defined in the Joint Audit Committee Charter.

         The appendices to this Policy describe the Audit, Audit-related, Tax and All Other services that have the general pre-approval of the Audit Committee. The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers and provides a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the Independent Auditors without obtaining specific pre-approval from the Audit Committee. The Audit Committee will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

         The purpose of this Policy is to set forth the policy and procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee's responsibilities to pre-approve services performed by the Independent Auditors to management.

         The Fund's Independent Auditors have reviewed this Policy and believes that implementation of the Policy will not adversely affect the Independent Auditors' independence.


2.       DELEGATION

         As provided in the Act and the SEC's rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.


3.       AUDIT SERVICES

         The annual Audit services engagement terms and fees are subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the Independent Auditors to be able to form an opinion on the Fund's financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. The Audit Committee will monitor the Audit services engagement as necessary, but no less than on a quarterly basis, and will also approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund structure or other items.

         In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the Independent Auditors reasonably can provide. Other Audit services may include statutory audits and services associated with SEC registration statements (on Forms N-1A, N-2, N-3, N-4, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

         The Audit Committee has pre-approved the following Audit services. All other Audit services not listed below must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated):
    o    Statutory audits or financial audits for the Fund
    o Services associated with SEC registration statements (including new funds), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings (e.g., comfort letters for closed-end fund offerings, consents), and assistance in responding to SEC comment letters
    o Consultations by the Fund's management as to the accounting or disclosure treatment of transactions or events and/or the actual or potential impact of final or proposed rules, standards or interpretations by the SEC, FASB, or other regulatory or standard setting bodies (Note: Under SEC rules, some consultations may be "audit related" services rather than "audit" services)


4.       AUDIT-RELATED SERVICES

         Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Fund's financial statements or, to the extent they are Covered Services, the Covered Entities' financial statements, or that are traditionally performed by the Independent Auditors. Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with the SEC's rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services. Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as "Audit services"; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Forms N-SAR and/or N-CSR.

         The Audit Committee has pre-approved the following Audit-related services. All other Audit-related services not listed below must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated):
    o Attest procedures not required by statute or regulation (including agreed upon procedures related to the Closed-End Fund asset coverage tests required by the rating agencies and/or lenders)
    o    Due diligence services pertaining to potential fund mergers
    o Issuance of SAS-70 reports on internal controls of Morgan Stanley Trust Co. and MSIM Trade Operations
    o Consultations by the Fund's management as to the accounting or disclosure treatment of transactions or events and/or the actual or potential impact of final or proposed rules, standards or interpretations by the SEC, FASB, or other regulatory or standard-setting bodies (Note: Under SEC rules, some consultations may be "audit" services rather than "audit-related" services)
    o Information systems reviews not performed in connection with the audit (e.g., application data center and technical reviews)
    o General assistance with implementation of the requirements of SEC rules or listing standards promulgated pursuant to the Sarbanes-Oxley Act
    o Audit of record keeping services performed by Morgan Stanley Trust Fund related to the New Jersey State Retirement Plan


5.       TAX SERVICES

         The Audit Committee believes that the Independent Auditors can provide Tax services to the Fund and, to the extent they are Covered Services, the Covered Entities, such as tax compliance, tax planning and tax advice without impairing the auditor's independence, and the SEC has stated that the Independent Auditors may provide such services. Hence, the Audit Committee believes it may grant general pre-approval to those Tax services that have historically been provided by the Independent Auditors, that the Audit Committee has reviewed and believes would not impair the independence of the Independent Auditors, and that are consistent with the SEC's rules on auditor independence. The Audit Committee will not permit the retention of the Independent Auditors in connection with a transaction initially recommended by the Independent Auditors, the sole business purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit

Committee will consult with Director of Tax or outside counsel to determine that the tax planning and reporting positions are consistent with this policy.

         Pursuant to the preceding paragraph, the Audit Committee has pre-approved the following Tax Services. All Tax services involving large and complex transactions not listed below must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated), including tax services proposed to be provided by the Independent Auditors to any executive officer or trustee/director/managing general partner of the Fund, in his or her individual capacity, where such services are paid for by the Fund (generally applicable only to internally managed investment companies):
    o    U.S. federal, state and local tax planning and advice
    o    U.S. federal, state and local tax compliance
    o    International tax planning and advice
    o    International tax compliance
    o Review of federal, state, local and international income, franchise, and other tax returns
    o    Identification of Passive Foreign Investment Companies
    o Review of closed-end funds pro rata allocation of taxable income and capital gains to common and preferred shares.
    o    Domestic and foreign tax planning, compliance, and advice
    o Assistance with tax audits and appeals before the IRS and similar state, local and foreign agencies
    o Tax advice and assistance regarding statutory, regulatory or administrative developments (e.g., excise tax reviews, evaluation of Fund's tax compliance function)
    o Review the calculations of taxable income from corporate actions including reorganizations related to bankruptcy filings and provide guidance related to the foregoing


6.       ALL OTHER SERVICES

         The Audit Committee believes, based on the SEC's rules prohibiting the Independent Auditors from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC's rules on auditor independence.

         The Audit Committee has pre-approved the following All Other services. Permissible All Other services not listed below must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated):

    o Risk management advisory services, e.g., assessment and testing of security infrastructure controls

         The following is a list of the SEC's prohibited non-audit services. The SEC's rules and relevant guidance should be consulted to determine the precise definitions of these services and the applicability of exceptions to certain of the prohibitions:

    o Bookkeeping or other services related to the accounting records or financial statements of the audit client
    o    Financial information systems design and implementation
    o Appraisal or valuation services, fairness opinions or contribution-in-kind reports
    o    Actuarial services
    o    Internal audit outsourcing services
    o    Management functions
    o    Human resources
    o    Broker-dealer, investment adviser or investment banking services

    o    Legal services
    o    Expert services unrelated to the audit


7.       PRE-APPROVAL FEE LEVELS OR BUDGETED AMOUNTS

         Pre-approval fee levels or budgeted amounts for all services to be provided by the Independent Auditors will be established annually by the Audit Committee. Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services. For each fiscal year, the Audit Committee may determine the appropriate ratio between the total amount of fees for Audit, Audit-related, and Tax services for the Fund (including any Audit-related or Tax services fees for Covered Entities subject to pre-approval), and the total amount of fees for certain permissible non-audit services classified as All Other services for the Fund (including any such services for Covered Entities subject to pre-approval).


8.       PROCEDURES

         All requests or applications for services to be provided by the Independent Auditors that do not require specific approval by the Audit Committee will be submitted to the Fund's Chief Financial Officer and must include a detailed description of the services to be rendered. The Fund's Chief Financial Officer will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed on a timely basis of any such services rendered by the Independent Auditors. Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the Independent Auditors and the Fund's Chief Financial Officer, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC's rules on auditor independence.

         The Audit Committee has designated the Fund's Chief Financial Officer to monitor the performance of all services provided by the Independent Auditors and to determine whether such services are in compliance with this Policy. The Fund's Chief Financial Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. Both the Fund's Chief Financial Officer and management will immediately report to the chairman of the Audit Committee any breach of this Policy that comes to the attention of the Fund's Chief Financial Officer or any member of management.


9.       ADDITIONAL REQUIREMENTS

         The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the Independent Auditors and to assure the auditor's independence from the Fund, such as reviewing a formal written statement from the Independent Auditors delineating all relationships between the Independent Auditors and the Fund, consistent with Independence Standards Board No. 1, and discussing with the Independent Auditors its methods and procedures for ensuring independence.


10.      COVERED ENTITIES

Covered Entities include the Fund's investment adviser(s) and any entity controlling, controlled by or under common control with the Fund's investment adviser(s) that provides ongoing services to the Fund(s). Beginning with non-audit service contracts entered into on or after May 6, 2003, the Fund's audit committee must pre-approve non-audit services provided not only to the Fund but also to the Covered Entities if the engagements relate directly to the operations and financial reporting of the Fund. This list of Covered Entities would include:
    o    Van Kampen Investments, Inc.
    o    Van Kampen Investment Advisory Corporation
    o    Van Kampen Asset Management Inc.
    o    Van Kampen Advisors Inc.
    o    Van Kampen Funds Inc.
    o    Van Kampen Trust Company
    o    Van Kampen Investor Services Inc.
    o    Van Kampen Management Inc.
    o    Morgan Stanley Investment Management Inc.
    o    Morgan Stanley Investments LP
    o    Morgan Stanley Trust Company

(e)(2) Beginning with non-audit service contracts entered into on or after May 6, 2003, the audit committee also is required to pre-approve services to Covered Entities to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Registrant. 100% of such services were pre-approved by the audit committee pursuant to the Audit Committee's pre-approval policies and procedures (attached hereto).

(f)      Not applicable.

(g)      See table above.

(h) The audit committee of the Board of Trustees has considered whether the provision of services other than audit services performed by the auditors to the Registrant and Covered Entities is compatible with maintaining the auditors' independence in performing audit services.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Schedule of Investments.

Please refer to Item #1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 9. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 10. Controls and Procedures.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11.  Exhibits.

(a) The Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(b)(1) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.CERT.

(b)(2) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Van Kampen Emerging Growth Fund

By:   /s/ Ronald E. Robison
     ----------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: October 20, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ Ronald E. Robison
     ----------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: October 20, 2004

By:  /s/ James M. Dykas
     ----------------------
Name: James M. Dykas
Title: Principal Financial Officer
Date: October 20, 2004